Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Under the Third Amended and Restated Cboe Global Markets, Inc. Long-Term Incentive Plan, the Company
may grant equity or cash awards, including restricted stock, RSUs, and stock options. Stock options were not featured in our long-term incentive program in 2025. However, the Company has a policy that stock option grants may not be made during a "blackout period", as defined in the Insider Trading Policy, unless the
Compensation and Human Capital Committee determines that special circumstances warrant an equity grant during the blackout period. Blackout periods generally occur when there is a presumption of the possession of material non-public information, which includes (i) quarterly and annual restrictions surrounding the dissemination of financial results and (ii) other specific circumstances surrounding developments known to the
Company and not yet publicly disclosed. See "Corporate Governance—Insider Trading Policy" for additional information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Stock options were not
featured in our long-term incentive program in 2025. However, the Company has a policy that stock option grants may not be made during a "blackout period", as defined in the Insider Trading Policy, unless the
Compensation and Human Capital Committee determines that special circumstances warrant an equity grant during the blackout period. Blackout periods generally occur when there is a presumption of the possession of material non-public information, which includes (i) quarterly and annual restrictions surrounding the dissemination of financial results and (ii) other specific circumstances surrounding developments known to the
Company and not yet publicly disclosed.